UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21842
                                                    -----------

                   First Trust Strategic High Income Fund II
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                    Date of reporting period: July 31, 2011
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule of Investments is attached herewith.


FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS (a)
JULY 31, 2011 (UNAUDITED)


   PRINCIPAL                                                  STATED          STATED
     VALUE                      DESCRIPTION                   COUPON         MATURITY          VALUE
----------------  ---------------------------------------  -------------  --------------  ----------------

CORPORATE BONDS AND NOTES - 99.1%

                  AUTOMOTIVE - 4.2%
$        675,000  American Axle & Manufacturing, Inc. (b)      7.88%         03/01/17     $        692,719
         600,000  Ford Motor Co. ........................      6.50%         08/01/18              643,432
         800,000  Pittsburgh Glass Works LLC (b) (c).....      8.50%         04/15/16              834,000
         105,000  Visteon Corp. (c)......................      6.75%         04/15/19              103,425
                                                                                          ----------------
                                                                                                 2,273,576
                                                                                          ----------------

                  BASIC INDUSTRY - 17.2%
         645,000  AK Steel Corp. (b).....................      7.63%         05/15/20              662,738
         650,000  Arch Coal, Inc. (b)....................      8.75%         08/01/16              724,750
         500,000  Associated Materials LLC ..............      9.13%         11/01/17              507,500
         500,000  Building Materials Corp of America (c).      6.75%         05/01/21              508,125
         675,000  Georgia-Pacific LLC (b)................      7.38%         12/01/25              796,463
         450,000  Hexion U.S. Finance Corp./Hexion Nova
                      Scotia Finance ULC (b).............      8.88%         02/01/18              479,250
         675,000  Huntsman International LLC (b).........      8.63%         03/15/21              755,156
         675,000  Mercer International, Inc. (b).........      9.50%         12/01/17              723,938
         800,000  Ply Gem Industries, Inc. (c)...........      8.25%         02/15/18              768,000
         675,000  Polymer Group, Inc. (b) (c)............      7.75%         02/01/19              702,844
         675,000  Steel Dynamics, Inc. (b)...............      7.63%         03/15/20              727,312
         675,000  United States Steel Corp. (b)..........      7.38%         04/01/20              704,531
         675,000  Westlake Chemical Corp. (b)............      6.63%         01/15/16              698,625
         530,000  Xerium Technologies, Inc. (c)..........      8.88%         06/15/18              536,614
                                                                                          ----------------
                                                                                                 9,295,846
                                                                                          ----------------

                  CAPITAL GOODS - 8.3%
         800,000  Berry Plastics Corp. (b)...............      9.50%         05/15/18              806,000
         370,000  Coleman Cable, Inc. (b)................      9.00%         02/15/18              385,725
         675,000  Crown Cork & Seal Co., Inc. (b)........      7.38%         12/15/26              678,375
         675,000  Owens-Illinois, Inc. (b)...............      7.80%         05/15/18              724,781
         600,000  Terex Corp. (b)........................      8.00%         11/15/17              614,250
         450,000  Trimas Corp. (b).......................      9.75%         12/15/17              497,250
         800,000  USG Corp. (b) (d)......................      9.75%         01/15/18              774,000
                                                                                          ----------------
                                                                                                 4,480,381
                                                                                          ----------------

                  CONSUMER CYCLICAL - 8.3%
         675,000  ACCO Brands Corp. (b)..................     10.63%         03/15/15              756,844
         400,000  ACE Hardware Corp. (c).................      9.13%         06/01/16              428,000
         600,000  Easton-Bell Sports, Inc. (b)...........      9.75%         12/01/16              665,250
         800,000  Levi Strauss & Co. (b).................      7.63%         05/15/20              809,000
         675,000  Limited Brands, Inc. (b)...............      7.60%         07/15/37              676,687
         340,000  Neiman Marcus Group, Inc. (b)..........     10.38%         10/15/15              357,850
         800,000  Reynolds Group Issuer, Inc./Reynolds
                      Group Issuer LLC (b) (c)...........      9.00%         04/15/19              800,000
                                                                                          ----------------
                                                                                                 4,493,631
                                                                                          ----------------

                  CONSUMER NON-CYCLICAL - 4.1%
         675,000  B&G Foods, Inc. (b)....................      7.63%         01/15/18              725,625
         675,000  C&S Group Enterprises LLC (b) (c)......      8.38%         05/01/17              705,375
         400,000  Rite Aid Corp. (b).....................      8.63%         03/01/15              382,000


                See Notes to Quarterly Portfolio of Investments           Page 1



FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (Continued)
JULY 31, 2011 (UNAUDITED)

   PRINCIPAL                                                  STATED          STATED
     VALUE                      DESCRIPTION                   COUPON         MATURITY          VALUE
----------------  ---------------------------------------  -------------  --------------  ----------------

CORPORATE BONDS AND NOTES - (Continued)

                  CONSUMER NON-CYCLICAL - (Continued)
$        350,000  Rite Aid Corp. (b).....................      9.75%         06/12/16     $        389,375
                                                                                          ----------------
                                                                                                 2,202,375
                                                                                          ----------------

                  ENERGY - 19.1%
         675,000  Breitburn Energy Partners LP/Breitburn
                      Finance Corp. .....................      8.63%         10/15/20              725,625
         800,000  Calumet Specialty Products Partners
                      LP/Calumet Finance Corp. (b) (c)...      9.38%         05/01/19              824,000
         675,000  Chaparral Energy, Inc. (b).............      8.88%         02/01/17              698,625
         675,000  Consol Energy, Inc. (b)................      8.25%         04/01/20              754,312
         650,000  Crosstex Energy LP/Crosstex Energy
                      Finance Corp. (b)..................      8.88%         02/15/18              710,125
         215,000  EV Energy Partners LP/EV Energy Finance
                      Corp. (c)..........................      8.00%         04/15/19              223,063
         400,000  GMX Resources, Inc. (b) (c)............     11.38%         02/15/19              383,000
         425,000  Hercules Offshore LLC (b) (c)..........     10.50%         10/15/17              446,250
         675,000  Hilcorp Energy I LP/Hilcorp Finance Co.
                      (b) (c)............................      8.00%         02/15/20              732,375
         675,000  Key Energy Services, Inc. (b)..........      6.75%         03/01/21              698,625
         675,000  Linn Energy LLC/Linn Energy Finance Corp.
                      (b)................................      8.63%         04/15/20              750,937
         600,000  McJunkin Red Man Corp. (c).............      9.50%         12/15/16              627,000
         675,000  Niska Gas Storage US LLC/Niska Gas
                      Storage Canada ULC (b).............      8.88%         03/15/18              723,094
         250,000  Pioneer Natural Resources Co. .........      6.65%         03/15/17              276,504
         600,000  Plains Exploration & Production Co. ...      7.63%         06/01/18              648,000
         800,000  Venoco, Inc. ..........................      8.88%         02/15/19              832,000
         250,000  W&T Offshore, Inc. (c).................      8.50%         06/15/19              260,313
                                                                                          ----------------
                                                                                                10,313,848
                                                                                          ----------------

                  HEALTHCARE - 0.5%
         290,000  Inventiv Health, Inc. (c)..............     10.00%         08/15/18              284,200
                                                                                          ----------------

                  MEDIA - 10.4%
         675,000  American Reprographics Co. ............     10.50%         12/15/16              686,813
         675,000  Cablevision Systems Corp. (b)..........      8.63%         09/15/17              749,250
         675,000  CCO Holdings LLC/CCO Holdings Capital
                      Corp. (b)..........................      8.13%         04/30/20              744,187
         610,000  Clear Channel Communications, Inc. (c).      9.00%         03/01/21              579,500
         675,000  Deluxe Corp. (b).......................      7.38%         06/01/15              698,625
         675,000  Insight Communications Co., Inc. (b) (c)     9.38%         07/15/18              734,906
         675,000  Lamar Media Corp. (b)..................      7.88%         04/15/18              720,563
         675,000  Mediacom LLC/Mediacom Capital Corp. (b)      9.13%         08/15/19              722,250
                                                                                          ----------------
                                                                                                 5,636,094
                                                                                          ----------------

                  SERVICES - 15.9%
         600,000  AMC Entertainment, Inc. (b)............      8.75%         06/01/19              640,500
         350,000  Beazer Homes USA, Inc. (b).............      9.13%         06/15/18              295,750
         600,000  Harrah's Operating Co., Inc. (b).......     11.25%         06/01/17              663,750


Page 2          See Notes to Quarterly Portfolio of Investments



FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (Continued)
JULY 31, 2011 (UNAUDITED)

   PRINCIPAL                                                  STATED          STATED
     VALUE                      DESCRIPTION                   COUPON         MATURITY          VALUE
----------------  ---------------------------------------  -------------  --------------  ----------------

CORPORATE BONDS AND NOTES - (Continued)

                  SERVICES - (Continued)
$        600,000  Iron Mountain, Inc. (b)................      8.75%         07/15/18     $        628,500
         675,000  K Hovnanian Enterprises, Inc. (b)......     10.63%         10/15/16              629,437
         800,000  Marina District Finance Co., Inc. .....      9.88%         08/15/18              822,000
         475,000  Maxim Crane Works, L.P. (b) (c)........     12.25%         04/15/15              472,625
         350,000  MGM Resorts International (b)..........      5.88%         02/27/14              344,750
         325,000  MGM Resorts International (b)..........     10.38%         05/15/14              372,938
         210,000  MTR Gaming Group, Inc. (c).............     11.50%         08/01/19              198,975
         800,000  Palace Entertainment Holdings LLC/Palace
                      Entertainment Holdings Corp. (b) (c)     8.88%         04/15/17              819,000
         800,000  Pulte Group, Inc. (b)..................      6.38%         05/15/33              656,000
         350,000  RSC Equipment Rental, Inc./RSC Holdings
                      III LLC (b)........................     10.25%         11/15/19              392,875
         800,000  Standard Pacific Corp. (b).............      8.38%         05/15/18              810,000
         800,000  United Rentals North America, Inc. (b).      8.38%         09/15/20              836,000
                                                                                          ----------------
                                                                                                 8,583,100
                                                                                          ----------------

                  TECHNOLOGY & ELECTRONICS - 2.9%
          35,000  First Data Corp. ......................      9.88%         09/24/15               35,700
         800,000  First Data Corp. (b) (c)...............      8.25%         01/15/21              788,000
         675,000  Freescale Semiconductor, Inc. (b) (c)..      9.25%         04/15/18              739,125
                                                                                          ----------------
                                                                                                 1,562,825
                                                                                          ----------------

                  TELECOMMUNICATIONS - 6.4%
         330,000  Cincinnati Bell, Inc. (b)..............      8.25%         10/15/17              336,600
         400,000  Cincinnati Bell, Inc. (b)..............      8.38%         10/15/20              405,000
         600,000  Frontier Communications ...............      7.13%         03/15/19              626,250
         750,000  PAETEC Holding Corp. ..................      9.88%         12/01/18              808,125
         650,000  Qwest Corp. ...........................      6.88%         09/15/33              646,750
         650,000  Windstream Corp. ......................      7.00%         03/15/19              664,625
                                                                                          ----------------
                                                                                                 3,487,350
                                                                                          ----------------

                  UTILITY - 1.8%
         675,000  Calpine Corp. (b) (c)..................      7.25%         10/15/17              695,250
         350,000  Edison Mission Energy (b)..............      7.00%         05/15/17              267,750
                                                                                          ----------------
                                                                                                   963,000
                                                                                          ----------------
                  TOTAL CORPORATE BONDS AND NOTES ....................................          53,576,226
                  (Cost $51,909,873)                                                      ----------------

MORTGAGE-BACKED SECURITIES - 16.7%

                  COLLATERALIZED MORTGAGE OBLIGATIONS - 9.7%
                  Banc of America Mortgage Securities
         181,000      Series 2007-1, Class 1A26 .........         6.00%         03/25/37           163,064
                  Chase Mortgage Finance Corp.
         172,611      Series 2007-S2, Class 1A8 .........         6.00%         03/25/37           156,127
                  Citicorp Mortgage Securities, Inc.
         982,000      Series 2007-2, Class 1A3 ..........         6.00%         02/25/37           958,378
                  Citigroup Mortgage Loan Trust, Inc.
         368,569      Series 2006-AR6, Class 1A1 (e).........     5.91%         08/25/36           322,806


                See Notes to Quarterly Portfolio of Investments           Page 3



FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (Continued)
JULY 31, 2011 (UNAUDITED)

   PRINCIPAL                                                  STATED          STATED
     VALUE                      DESCRIPTION                   COUPON         MATURITY          VALUE
----------------  ---------------------------------------  -------------  --------------  ----------------

MORTGAGE-BACKED SECURITIES - (Continued)

                  COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
                  Citigroup Mortgage Loan Trust, Inc.
$        391,042      Series 2007-AR4, Class 1A1A (e)....      5.79%         03/25/37     $        346,551
                  Countrywide Alternative Loan Trust
         122,352      Series 2006-41CB, Class 2A14 ......      6.00%         01/25/37               98,246
                  Countrywide Home Loan Mortgage Pass
                      Through Trust
         625,723      Series 2005-27, Class 2A1 .........      5.50%         12/25/35              563,147
         463,000      Series 2007-10, Class A5 ..........      6.00%         07/25/37              382,033
                  JP Morgan Mortgage Trust
          98,393      Series 2006-S3, Class 1A30 ........      6.50%         08/25/36               91,340
                  Residential Asset Securitization Trust
         561,873      Series 2005-A8CB, Class A11 .......      6.00%         07/25/35              490,037
                  Structured Asset Securities Corp.
          86,398      Series 2003-10, Class A ...........      6.00%         04/25/33               90,660
                  Wells Fargo Mortgage Backed Securities
                      Trust
         677,060      Series 2006-8, Class A15 ..........      6.00%         07/25/36              635,438
         516,000      Series 2007-3, Class 1A10 .........      5.50%         04/25/37              473,826
         264,020      Series 2007-7, Class A38 ..........      6.00%         06/25/37              250,708
         217,000      Series 2007-7, Class A6 ...........      6.00%         06/25/37              211,760
          36,460      Series 2007-8, Class 1A16 .........      6.00%         07/25/37               35,472
                                                                                          ----------------
                                                                                                 5,269,593
                                                                                          ----------------

                  COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.0%
                  Banc of America Large Loan, Inc.
                      Series 2005-MIB1, Class L (e) (f)
       1,000,000      (g)................................      3.19%         03/15/22              506,327
                  Citigroup Commercial Mortgage Trust
         260,000      Series 2007-C6, Class AM (e).......      5.89%         12/10/49              259,987
                  Citigroup/Deutsche Bank Commercial
                      Mortgage Trust
         590,000      Series 2007-CD4, Class A4 .........      5.32%         12/11/49              623,700
                  Commercial Mortgage Pass Through
                      Certificates
         645,000      Series 2007-C9, Class A4 (e).......      6.01%         12/10/49              715,332
                  Credit Suisse Mortgage Capital
                      Certificates
          40,000      Series 2006-C5, Class AJ ..........      5.37%         12/15/39               33,133
                  Greenwich Capital Commercial Funding
                      Corp.
         400,000      Series 2007-GG11, Class A4 ........      5.74%         12/10/49              430,433
         500,000      Series 2007-GG11, Class AJ (e).....      6.20%         12/10/49              332,885
         440,000      Series 2007-GG9, Class AM .........      5.48%         03/10/39              429,554
                  GS Mortgage Securities Corp II
         590,000      Series 2006-GG8, Class AJ .........      5.62%         11/10/39              455,881
                                                                                          ----------------
                                                                                                 3,787,232
                                                                                          ----------------
                  TOTAL MORTGAGE-BACKED SECURITIES ...................................           9,056,825
                  (Cost $8,907,078)                                                       ----------------


Page 4          See Notes to Quarterly Portfolio of Investments



FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (Continued)
JULY 31, 2011 (UNAUDITED)

   PRINCIPAL                                                  STATED          STATED
     VALUE                      DESCRIPTION                   COUPON         MATURITY          VALUE
----------------  ---------------------------------------  -------------  --------------  ----------------

ASSET-BACKED SECURITIES - 12.5%
                  Ace Securities Corp.
$        473,000      Series 2003-MH1, Class A4 (c)......      6.50%         08/15/30     $        520,315
                  BankAmerica Manufactured Housing
                      Contract Trust II
       2,300,000      Series 1997-1, Class B1 (h)........      6.94%         06/10/21            1,848,370
                  Bombardier Capital Mortgage
                      Securitization Corp.
         658,986      Series 1999-B, Class A3 ...........      7.18%         12/15/29              416,827
                  Citigroup Mortgage Loan Trust, Inc.
       2,301,000      Series 2003-HE3, Class M4 (e)......      3.19%         12/25/33              645,448
                  Conseco Finance Securitizations Corp.
       1,483,253      Series 2001-3, Class M1 ...........      7.15%         05/01/33              802,007
                  Countrywide Asset-Backed Certificates
         331,048      Series 2006-13, Class 3AV2 (e).....      0.34%         01/25/37              240,360
                  Credit Suisse First Boston Mortgage
                      Securities Corp.
         137,016      Series 2002-MH3, Class A ..........      6.70%         12/25/31              145,742
                  Green Tree Financial Corp.
       1,305,654      Series 1996-6, Class B1 ...........      8.00%         09/15/27              347,334
       1,530,289      Series 1999-4, Class M1 ...........      7.60%         05/01/31               15,409
                  GSAMP Trust
         964,138      Series 2006-S3, Class A2 (g).......      6.27%         05/25/36               51,684
         845,179      Series 2006-S5, Class A1 (e).......      0.28%         09/25/36               20,289
                  IMC Home Equity Loan Trust
       2,787,682      Series 1997-3, Class B ............      7.87%         08/20/28              962,428
       2,881,494      Series 1997-5, Class B (h).........      7.59%         11/20/28              565,907
                  Independence III CDO, Ltd.
       2,000,000      Series 3A, Class C1 (e) (f) (i)....      2.75%         10/03/37                5,720
                  Oakwood Mortgage Investors, Inc.
         968,783      Series 1999-B, Class M1 ...........      7.18%         12/15/26              201,813
                                                                                          ----------------
                  TOTAL ASSET-BACKED SECURITIES ......................................           6,789,653
                  (Cost $4,864,511)                                                       ----------------

FOREIGN CORPORATE BONDS AND NOTES - 8.6%

                  BASIC INDUSTRY - 4.1%
         675,000  Cascades, Inc. (b).....................      7.88%         01/15/20              698,625
         800,000  Masonite International Corp. (b) (c)...      8.25%         04/15/21              810,000
         675,000  Tembec Industries, Inc. (b)............     11.25%         12/15/18              722,250
                                                                                          ----------------
                                                                                                 2,230,875
                                                                                          ----------------

                  CAPITAL GOODS - 1.4%
         650,000  Bombardier, Inc. (b) (c)...............      7.75%         03/15/20              734,500
                                                                                          ----------------

                  ENERGY - 0.5%
         250,000  Precision Drilling Corp. ..............      6.63%         11/15/20              259,375
                                                                                          ----------------

                  SERVICES - 1.3%
         675,000  Royal Caribbean Cruises Ltd. (b).......      7.25%         06/15/16              730,687
                                                                                          ----------------

                  TELECOMMUNICATIONS - 1.3%
         600,000  Global Crossing Ltd. (b)...............     12.00%         09/15/15              699,000
                                                                                          ----------------


                See Notes to Quarterly Portfolio of Investments           Page 5



FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (Continued)
JULY 31, 2011 (UNAUDITED)

   PRINCIPAL                                                  STATED          STATED
     VALUE                      DESCRIPTION                   COUPON         MATURITY          VALUE
----------------  ---------------------------------------  -------------  --------------  ----------------

FOREIGN CORPORATE BONDS AND NOTES - (Continued)
                  TOTAL FOREIGN CORPORATE BONDS AND NOTES ............................      $    4,654,437
                  (Cost $4,453,273)                                                       ----------------

SENIOR FLOATING-RATE LOAN INTERESTS - 0.5%

                  UTILITY - 0.5%
$        333,898  Texas Competitive Electric Holdings Co.,
                      LLC Tranche B2 (e).................   4.69%-4.77%      10/10/14              248,545
                                                                                          ----------------
                  TOTAL SENIOR FLOATING-RATE LOAN INTERESTS ..........................             248,545
                  (Cost $298,644)                                                         ----------------

STRUCTURED NOTES - 0.0%
       2,000,000  Preferred Term Securities XXV, Ltd. (f)       (j)          06/22/37                  200
                                                                                          ----------------
                  TOTAL STRUCTURED NOTES .............................................                 200
                  (Cost $0)                                                               ----------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.0%

                  COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0%
                  FannieMae-ACES
          76,708      Series 1998-M7, Class N, IO (e)....      0.32%         05/25/36                   15
                                                                                          ----------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ............                  15
                  (Cost $106,609)                                                         ----------------


     SHARES                                    DESCRIPTION                                     VALUE
----------------  ----------------------------------------------------------------------  ----------------

PREFERRED SECURITIES - 0.1%
           3,500  Independence III CDO, Ltd., Series 3A, Class PS (f) (j).............               3,500
           2,000  Soloso CDO, Ltd., Series 2005-1 (f) (j).............................              20,000
           3,000  White Marlin CDO, Ltd., Series AI (f) (i) (j).......................              15,000
                                                                                          ----------------
                  TOTAL PREFERRED SECURITIES .........................................              38,500
                  (Cost $0)                                                               ----------------

                  TOTAL INVESTMENTS - 137.5% .........................................          74,364,401
                  (Cost $70,539,988) (k)

                  OUTSTANDING LOAN - (41.5%) .........................................         (22,450,000)

                  NET OTHER ASSETS AND LIABILITIES - 4.0% ............................           2,155,674
                                                                                          ----------------
                  NET ASSETS - 100.0% ................................................     $    54,070,075
                                                                                          ================

---------------------------------------

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) All or a portion of this security is available to serve as collateral on the outstanding loan.


Page 6          See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (Continued)
JULY 31, 2011 (UNAUDITED)


(c) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by Brookfield Investment Management Inc., the Fund's sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2011, securities noted as such amounted to $16,258,780 or 30.07% of net assets.

(d) Multi-Step Coupon Bond - coupon steps up or down based upon ratings changes by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. The interest rate shown reflects the rate in effect at July 31, 2011.

(e) Floating rate security. The interest rate shown reflects the rate in effect at July 31, 2011.

(f) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 1C - Restricted Securities in the Notes to Quarterly Portfolio of Investments).

(g)   Security is receiving less than the stated coupon.

(h)   Security missed one or more of its interest payments.

(i)   The issuer is in default. Income is not being accrued.

(j)   Zero coupon security.

(k) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,871,090 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,046,677.

ACES  Alternative Credit Enhancement Securities

CDO   Collateralized Debt Obligation

IO Interest-Only Security - Principal amount shown represents par value on which interest payments are based.



                See Notes to Quarterly Portfolio of Investments           Page 7

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (Continued)
JULY 31, 2011 (UNAUDITED)

---------------------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of July 31, 2011 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                 LEVEL 2        LEVEL 3
                                                    TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                  VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                  7/31/2011       PRICES         INPUTS         INPUTS
                                                -------------  -------------  -------------  -------------
Corporate Bonds and Notes*....................  $  53,576,226  $          --  $  53,576,226  $          --
Mortgage-Backed Securities:
   Collateralized Mortgage Obligations........      5,269,593             --      5,269,593             --
   Commercial Mortgage-Backed Securities......      3,787,232             --      3,787,232             --
Asset-Backed Securities.......................      6,789,653             --      6,789,653             --
Foreign Corporate Bonds and Notes*............      4,654,437             --      4,654,437             --
Senior Floating-Rate Loan Interests*..........        248,545             --        248,545             --
Structured Notes..............................            200             --            200             --
U.S. Government Agency Mortgage-Backed
  Securities..................................             15             --             15             --
Preferred Securities..........................         38,500             --             --         38,500
                                                -------------  -------------  -------------  -------------
TOTAL INVESTMENTS.............................  $  74,364,401  $          --  $  74,325,901  $      38,500
                                                =============  =============  =============  =============


* See the Portfolio of Investments for industry breakout.

All transfers in and out of Level 3 during the period are assumed to be transferred on the last day of the period at their current value. The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.


   INVESTMENTS AT FAIR                                                       CHANGE IN NET
 VALUE USING SIGNIFICANT      BALANCE AS OF    TRANSFERS IN   NET REALIZED    UNREALIZED          NET       BALANCE AS
   UNOBSERVABLE INPUTS         OCTOBER 31,       (OUT) OF         GAINS      APPRECIATION      PURCHASES     OF JULY
        (LEVEL 3)                 2010           LEVEL 3        (LOSSES)    (DEPRECIATION)      (SALES)      31, 2011
----------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities          $41,458           $ --          $(206)         $(271)         $(40,981)     $    --
Preferred Securities              38,500             --             --             --                --       38,500
                             ---------------  --------------  ------------  ---------------  -------------  ----------
TOTAL                            $79,958           $ --          $(206)         $(271)         $(40,981)     $38,500
                             =========================================================================================



Page 8          See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                   FIRST TRUST STRATEGIC HIGH INCOME FUND II
                           JULY 31, 2011 (UNAUDITED)


                     1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust Strategic High Income Fund II (the "Fund") is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). Securities for which market quotations are readily available are valued using the last reported sale price on the business day as of which such value is being determined. If no sales are reported on such business day (as in the case of some securities traded over-the-counter), the last reported bid price is used, except that certain U.S. Government securities are valued at the mean between the last reported bid and asked prices. Mortgage-backed securities ("MBS") and other debt securities not traded in an organized market are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Fund's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

A ready market does not exist for some of these investments. As such, these values may differ from the values that would have been used had a ready market for these investments existed, and the differences could be material.

Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

In the event that market quotations are not readily available, the pricing service or dealer does not provide a valuation, or the valuations received are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust may use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security is based on the consideration of all available information, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of a security;

      4)    the financial statements of the issuer;

      5) the credit quality and cash flow of the issuer, based on the Sub-Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management;

      11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry; and

      12)   other relevant factors.

                   FIRST TRUST STRATEGIC HIGH INCOME FUND II
                           JULY 31, 2011 (UNAUDITED)


The Fund invests a significant portion of its assets in below-investment grade debt securities, including structured finance securities and corporate bonds. Structured finance securities include: asset-backed securities, including home equity, auto, equipment lease, credit card, aircraft, franchise, manufactured housing, etc.; commercial mortgage-backed securities; residential mortgage-backed or private-label collateralized mortgage obligations; collateralized debt obligations and collateralized loan obligations. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Instability in the markets for fixed-income securities, particularly mortgage-backed and asset-backed securities, has resulted in increased volatility and periods of illiquidity that have adversely impacted the valuation of certain securities held by the Fund.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o  Quoted prices for similar securities in active markets.

            o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of July 31, 2011, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

The Fund invests in certain lower credit quality securitized assets (for example, asset-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), as well as interest-only securities, that have contractual cash flows. For these securities, if there is a change in the estimated cash flows, based on an evaluation of current information, then the estimated yield is adjusted on a prospective basis over the remaining life of the security. Additionally, if the evaluation of current information indicates a permanent impairment of the security, the cost basis of the security is written down and a loss is recognized. Debt obligations may be placed on non-accrual status, and related interest income may be reduced by ceasing current accruals and amortization/accretion and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Securities purchased on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At July 31, 2011, the Fund had no when-issued, delayed-delivery or forward purchase commitments.

                   FIRST TRUST STRATEGIC HIGH INCOME FUND II
                           JULY 31, 2011 (UNAUDITED)


C. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of July 31, 2011, the Fund held restricted securities as shown in the following table that Brookfield Investment Management Inc. has deemed illiquid pursuant to procedures adopted by the Fund's Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 1A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

                                                                                                            % OF
                                               ACQUISITION   PRINCIPAL              CARRYING                NET
SECURITY                                          DATE      VALUE/SHARES   PRICE      COST       VALUE     ASSETS
-----------------------------------------------------------------------------------------------------------------
Banc of America Large Loan, Inc.
   Series 2005-MIB1, Class L, 3.19%, 03/15/22   06/26/06    $  1,000,000  $ 50.63  $  268,934  $  506,327   0.93%

Independence III CDO, Ltd.
   Series 3A, Class C1, 2.75%, 10/03/37         12/27/06    $  2,000,000     0.29          --       5,720   0.01
   Series 3A, Class PS                          04/11/06           3,500     1.00          --       3,500   0.01

Preferred Term Securities XXV, Ltd.
   Zero Coupon, 06/22/37                        03/27/07    $  2,000,000     0.00 *        --         200   0.00 **

Soloso CDO, Ltd.
   Series 2005-1                                04/24/06           2,000    10.00          --      20,000   0.04

White Marlin CDO, Ltd.
   Series AI                                    06/01/07           3,000     5.00          --      15,000   0.03
                                                                                   ----------  ----------  ------
                                                                                   $  268,934     550,747   1.02%
                                                                                   ==========  ==========  ======

* Amount is less than $0.01.
** Amount is less than 0.01%.


D. INTEREST-ONLY SECURITIES:

An interest-only security ("IO Security") is the interest-only portion of a MBS that receives some or all of the interest portion of the underlying MBS and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if held in the Fund, are identified on the Portfolio of Investments.

E. COLLATERALIZED DEBT OBLIGATIONS:

A collateralized debt obligation ("CDO") is an asset-backed security whose underlying collateral is typically a portfolio of bonds or bank loans. Where the underlying collateral is a portfolio of bonds, a CDO is referred to as a collateralized bond obligation ("CBO"). Where the underlying collateral is a portfolio of bank loans, a CDO is referred to as a collateralized loan obligation ("CLO"). Investors in CDOs bear the credit risk of the underlying collateral. Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of risk. If there are defaults or the CDO's collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. CDOs, similar to other asset-backed securities, are subject to prepayment risk.

                   FIRST TRUST STRATEGIC HIGH INCOME FUND II
                           JULY 31, 2011 (UNAUDITED)


                              2. SUBSEQUENT EVENTS

On August 8, 2011, shareholders of First Trust Strategic High Income Fund (NYSE:
FHI) and First Trust Strategic High Income Fund III (NYSE: FHO) approved the reorganizations of each of FHI and FHO into First Trust Strategic High Income Fund II (NYSE: FHY) (collectively, the "Funds") and shareholders of FHY approved the issuance of additional common shares of FHY in connection with the reorganizations. In connection with the reorganizations, FHY will acquire all of the assets and liabilities of FHI and FHO in separate tax-free transactions for common shares of FHY. Each reorganization, if completed, will occur based on the relative net asset values of FHY, FHI and FHO as of September 30, 2011. It is currently expected that the reorganizations will be effective on October 3, 2011, subject to all regulatory requirements and customary closing conditions being satisfied.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     First Trust Strategic High Income Fund II
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ James A. Bowen
                        --------------------------------------------------------
                        James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                        (principal executive officer)

Date  September 21, 2011
    -------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James A. Bowen
                        --------------------------------------------------------
                        James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                        (principal executive officer)

Date  September 21, 2011
    -------------------------

By (Signature and Title)*  /s/ Mark R. Bradley
                        --------------------------------------------------------
                        Mark R. Bradley, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date  September 21, 2011
    -------------------------

* Print the name and title of each signing officer under his or her signature.